Schedule of trade and other receivables (Details) - SGD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade receivables	$ 328,161	$ 184,206
Less: allowance for expected credit losses	(10,850)	(8,392)
Total trade receivables	317,311	175,814
Prepayments	164,643	83,562
Deposits	5,565	5,533
Total other receivables and deposits	170,208	89,095
Total trade and other receivables and deposits	$ 487,519	$ 264,909